Property and Equipment - Summary of Additional Information (Detail) - Property, Plant and Equipment [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Depreciation Expense on Reclassified Assets	$ 16,470	$ 15,166
Cost, Depreciation	7,060	6,507
Depreciation, Nonproduction	$ 9,410	$ 8,659